Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets
11. Other Assets
Other Assets consists of the following:

	December 31,
	2023	2022
Furniture, Equipment and Leasehold Improvements	$937,355	$748,334
Less: Accumulated Depreciation	(394,602)	(336,621)

Furniture, Equipment and Leasehold Improvements, Net	542,753	411,713
Prepaid Expenses	207,886	165,079
Freestanding Derivatives	170,890	202,677
Other	23,319	20,989

	$944,848	$800,458

Depreciation expense of $94.1 million, $69.2 million and $52.2 million related to furniture, equipment and leasehold improvements for the years ended December 31, 2023, 2022 and 2021, respectively, is included in General, Administrative and Other in the Consolidated Statements of Operations.